S000022077 [Member] Expense Example - Moderately Conservative Allocation Fund - Moderately Conservative Allocation Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	$ 1,259